Related parties (Detail 3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of Transactions Between Related Parties [Line Items]
Transactions with other related parties - Financial expenses	$ 0	$ 451	$ 0	$ 5,020
Merchants
Disclosure of Transactions Between Related Parties [Line Items]
Transactions with related parties – revenues	$ 2,656	$ 260	$ 5,944	$ 726